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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Petrus Trust Company, LTA
Address:   PO Box 269014
           Plano, Texas 75026

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Radunsky
Title:   Chief Operating Officer
Phone:   (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                         Dallas, TX      May 14, 2010
----------------------------------------   -------------   ---------------------
(Signature)                                (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        87
Form 13F Information Table Value Total:   261,915   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------
1     028-10140              Petrus Securities L.P.

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
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ---------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                TITLE OF                VALUE     SHRS OR         PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER             CLASS        CUSIP   (X1000)    PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- ------ ---- ---------- -------- ---------- ------ ----
AGCO CORP                          COM       001084102     405      11,300 SH          SOLE                    11,300
AMERICAN FINL GROUP INC OHIO       COM       025932104     395      13,900 SH          SOLE                    13,900
AMGEN INC                    NOTE 0.125% 2/0 031162AN0  37,452  37,872,000 SH          SOLE                37,872,000
ANADARKO PETE CORP                 COM       032511107   1,275      17,500 SH          SOLE                    17,500
ARCHER DANIELS MIDLAND CO          COM       039483102     873      30,200 SH          SOLE                    30,200
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW     049164205     281       5,300 SH          SOLE                     5,300
ATMOS ENERGY CORP                  COM       049560105     346      12,100 SH          SOLE                    12,100
AUTOMATIC DATA PROCESSING IN       COM       053015103  10,860     244,200 SH          SOLE           1       244,200
AUTOZONE INC                       COM       053332102   8,828      51,000 SH          SOLE           1        51,000
AVISTA CORP                        COM       05379B107     224      10,800 SH          SOLE                    10,800
BALDOR ELEC CO                     COM       057741100     352       9,400 SH          SOLE                     9,400
BERKLEY W R CORP                   COM       084423102   4,283     164,156 SH          SOLE           1       164,156
BROOKFIELD PPTYS CORP              COM       112900105     637      41,500 SH          SOLE                    41,500
BUCYRUS INTL INC NEW               COM       118759109     521       7,900 SH          SOLE                     7,900
CABELAS INC                        COM       126804301     215      12,300 SH          SOLE                    12,300
CARNIVAL CORP                  PAIRED CTF    143658300   1,046      26,900 SH          SOLE                    26,900
CASH AMER INTL INC                 COM       14754D100     213       5,400 SH          SOLE                     5,400
CHILDRENS PL RETAIL STORES I       COM       168905107     267       6,000 SH          SOLE                     6,000
CLECO CORP NEW                     COM       12561W105     266      10,000 SH          SOLE                    10,000
CMS ENERGY CORP                    COM       125896100     390      25,200 SH          SOLE                    25,200
CNA SURETY CORP                    COM       12612L108     208      11,700 SH          SOLE                    11,700
COCA COLA CO                       COM       191216100   4,950      90,000 SH          SOLE           1        90,000
COMCAST CORP NEW                CL A SPL     20030N200   4,794     266,800 SH          SOLE           1       266,800
COMMUNITY HEALTH SYS INC NEW       COM       203668108     417      11,300 SH          SOLE                    11,300
COMPUTER SCIENCES CORP             COM       205363104     638      11,700 SH          SOLE                    11,700
COOPER COS INC                   COM NEW     216648402     292       7,500 SH          SOLE                     7,500
COSTCO WHSL CORP NEW               COM       22160K105   7,201     120,600 SH          SOLE           1       120,600
COVANTA HLDG CORP            DBCV 1.000% 2/0 22282EAA0   3,298   3,500,000 SH          SOLE                 3,500,000
DARDEN RESTAURANTS INC             COM       237194105   2,378      53,400 SH          SOLE           1        53,400
DEL MONTE FOODS CO                 COM       24522P103     388      26,600 SH          SOLE                    26,600
DISCOVER FINL SVCS                 COM       254709108     621      41,700 SH          SOLE                    41,700
EBAY INC                           COM       278642103   7,532     279,300 SH          SOLE           1       279,300
EMCOR GROUP INC                    COM       29084Q100     276      11,200 SH          SOLE                    11,200
ENBRIDGE ENERGY PARTNERS L P       COM       29250R106     450       8,900 SH          SOLE                     8,900
ENERSYS                            COM       29275Y102     261      10,600 SH          SOLE                    10,600
EZCORP INC                    CL A NON VTG   302301106     204       9,900 SH          SOLE                     9,900
FIRST CTZNS BANCSHARES INC N      CL A       31946M103     318       1,600 SH          SOLE                     1,600
FIRST FINL BANCORP OH              COM       320209109     190      10,700 SH          SOLE                    10,700
GROUPE CGI INC                CL A SUB VTG   39945C109     431      28,900 SH          SOLE                    28,900
HELMERICH & PAYNE INC              COM       423452101     377       9,900 SH          SOLE                     9,900
HOSPITALITY PPTYS TR         COM SH BEN INT  44106M102     374      15,600 SH          SOLE                    15,600
HUNTSMAN CORP                      COM       447011107     327      27,100 SH          SOLE                    27,100
IAC INTERACTIVECORP           COM PAR $.001  44919P508     358      15,700 SH          SOLE                    15,700
INNOPHOS HOLDINGS INC              COM       45774N108     201       7,200 SH          SOLE                     7,200
INTUIT                             COM       461202103  10,581     308,300 SH          SOLE           1       308,300
JOHNSON & JOHNSON                  COM       478160104   5,985      91,800 SH          SOLE           1        91,800
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0   5,445   5,500,000 SH          SOLE                 5,500,000
LIFEPOINT HOSPITALS INC            COM       53219L109     331       9,000 SH          SOLE                     9,000
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8  38,364  38,283,000 SH          SOLE                38,283,000
LINN ENERGY LLC               UNIT LTD LIAB  536020100     381      14,800 SH          SOLE                    14,800
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN  570759100     297       9,700 SH          SOLE                     9,700
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0   8,829   8,775,000 SH          SOLE           1     8,775,000
NORTHWESTERN CORP                COM NEW     668074305     214       8,000 SH          SOLE                     8,000
NUSTAR ENERGY LP                UNIT COM     67058H102     399       6,600 SH          SOLE                     6,600
OMNICOM GROUP INC               NOTE 7/0     681919AT3     654     657,000 SH          SOLE                   657,000
ONEOK PARTNERS LP            UNIT LTD PARTN  68268N103     386       6,300 SH          SOLE                     6,300
PARTNERRE LTD                      COM       G6852T105     526       6,600 SH          SOLE                     6,600
PATRIOT COAL CORP                  COM       70336T104     315      15,400 SH          SOLE                    15,400
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN  726503105     580      10,200 SH          SOLE                    10,200
PLATINUM UNDERWRITER HLDGS L       COM       G7127P100     286       7,700 SH          SOLE                     7,700
PLEXUS CORP                        COM       729132100     227       6,300 SH          SOLE                     6,300
POLO RALPH LAUREN CORP            CL A       731572103     451       5,300 SH          SOLE                     5,300
PROGRESSIVE CORP OHIO              COM       743315103   7,758     406,400 SH          SOLE           1       406,400
REGAL BELOIT CORP                  COM       758750103     351       5,900 SH          SOLE                     5,900
REGENCY ENERGY PARTNERS L P   COM UNITS L P  75885Y107     272      12,400 SH          SOLE                    12,400
RENT A CTR INC NEW                 COM       76009N100     258      10,900 SH          SOLE                    10,900
SCHNITZER STL INDS                CL A       806882106     268       5,100 SH          SOLE                     5,100
SEACOR HOLDINGS INC                COM       811904101     290       3,600 SH          SOLE                     3,600
SMITH A O                          COM       831865209     263       5,000 SH          SOLE                     5,000
SONIC CORP                         COM       835451105   4,686     423,700 SH          SOLE           1       423,700
SOUTHERN UN CO NEW                 COM       844030106     391      15,400 SH          SOLE                    15,400
SYNNEX CORP                        COM       87162W100     231       7,800 SH          SOLE                     7,800
TARGET CORP                        COM       87612E106   7,506     142,700 SH          SOLE           1       142,700
TECH DATA CORP                     COM       878237106     318       7,600 SH          SOLE                     7,600
TEXTAINER GROUP HOLDINGS LTD       SHS       G8766E109     228      10,600 SH          SOLE                    10,600
TIMBERLAND CO                     CL A       887100105     222      10,400 SH          SOLE                    10,400
TJX COS INC NEW                    COM       872540109  12,756     300,000 SH          SOLE           1       300,000
TRANSOCEAN INC               NOTE 1.625%12/1 893830AU3  39,777  40,166,000 SH          SOLE                40,166,000
TRAVELERS COMPANIES INC            COM       89417E109   1,122      20,800 SH          SOLE                    20,800
TRUSTMARK CORP                     COM       898402102     257      10,500 SH          SOLE                    10,500
UNIVERSAL HLTH SVCS INC           CL B       913903100     404      11,500 SH          SOLE                    11,500
WAL MART STORES INC                COM       931142103   1,874      33,700 SH          SOLE           1        33,700
WELLPOINT INC                      COM       94973V107   1,056      16,400 SH          SOLE                    16,400
WHITING PETE CORP NEW              COM       966387102     469       5,800 SH          SOLE                     5,800
WORLD WRESTLING ENTMT INC         CL A       98156Q108     500      28,898 SH          SOLE                    28,898
XCEL ENERGY INC                    COM       98389B100     640      30,200 SH          SOLE                    30,200
ZHONGPIN INC                       COM       98952K107     154      12,100 SH          SOLE                    12,100
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